Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 315,993	¥ 359,235	¥ 618,730	¥ 693,599
Other revenues	[1]	366,768	347,768	741,005	671,217
Segment revenues /Total revenues		682,761	707,003	1,359,735	1,364,816
Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		63,308	116,325	123,011	225,947
Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		18,832	17,397	50,789	39,073
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		60,238	54,850	115,392	112,307
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		21,744	19,892	43,249	40,006
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,998	14,237	38,332	24,997
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		44,121	63,221	80,188	108,869
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25,052	24,833	49,484	49,353
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		35,363	22,785	66,382	40,933
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,337	25,695	51,903	52,114
Corporate revenue and intersegment transactions
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,079	1,256	6,467	2,919
Other revenues	[1]	565	530	848	684
Segment revenues /Total revenues		3,644	1,786	7,315	3,603
Corporate revenue and intersegment transactions | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,602	719	2,863	1,260
Corporate revenue and intersegment transactions | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Corporate revenue and intersegment transactions | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(59)	(10)	(119)	(19)
Corporate revenue and intersegment transactions | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1	4	2	1
Corporate revenue and intersegment transactions | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		305	173	578	388
Corporate revenue and intersegment transactions | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(406)	(514)	(896)	(953)
Corporate revenue and intersegment transactions | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(341)	(352)	(664)	(750)
Corporate revenue and intersegment transactions | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		34	(31)	23	21
Corporate revenue and intersegment transactions | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,943	1,267	4,680	2,971
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		243,140	290,511	477,796	555,380
Japan | Corporate revenue and intersegment transactions
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,266	1,384	6,416	3,257
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,707	24,721	50,172	51,903
The Americas | Corporate revenue and intersegment transactions
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		46,146	44,003	90,762	86,316
Other Countries | Corporate revenue and intersegment transactions
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(187)	(128)	51	(338)
Operating Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		312,914	357,979	612,263	690,680
Other revenues	[1]	366,203	347,238	740,157	670,533
Segment revenues /Total revenues		679,117	705,217	1,352,420	1,361,213
Operating Segment | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		61,706	115,606	120,148	224,687
Operating Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		18,832	17,397	50,789	39,073
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		60,297	54,860	115,511	112,326
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		21,743	19,888	43,247	40,005
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,693	14,064	37,754	24,609
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		44,527	63,735	81,084	109,822
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25,393	25,185	50,148	50,103
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		35,329	22,816	66,359	40,912
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		24,394	24,428	47,223	49,143
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,526	26,853	54,556	54,403
Other revenues	[1]	83,083	80,449	165,691	157,024
Segment revenues /Total revenues		110,609	107,302	220,247	211,427
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		935	1,445	2,135	2,804
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		84	90	145	161
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		15,917	15,145	31,951	30,919
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		775	878	1,598	1,749
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,815	9,295	18,727	18,770
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		95,748	82,059	191,517	160,110
Other revenues	[1]	17,164	11,563	27,776	30,377
Segment revenues /Total revenues		112,912	93,622	219,293	190,487
Operating Segment | Real Estate | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		918	781	1,730	1,446
Operating Segment | Real Estate | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		18,827	17,387	50,784	39,064
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,748	1,342	4,858	3,173
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,693	14,064	37,754	24,609
Operating Segment | Real Estate | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		12	11	25	24
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25,393	25,185	50,148	50,103
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,605	22,816	45,377	40,912
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		552	473	841	779
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		76,185	119,478	152,277	232,251
Other revenues	[1]	10,723	9,617	20,703	18,622
Segment revenues /Total revenues		86,908	129,095	172,980	250,873
Operating Segment | PE Investment and Concession | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		58,736	111,496	114,149	216,680
Operating Segment | PE Investment and Concession | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25	26	38	40
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		8,724	0	20,982	0
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		8,700	7,956	17,108	15,531
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		44,481	63,781	81,220	109,752
Other revenues	[1]	375	332	752	1,162
Segment revenues /Total revenues		44,856	64,113	81,972	110,914
Operating Segment | Environment and Energy | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		853	1,107	1,658	1,832
Operating Segment | Environment and Energy | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		53	100	92	136
Operating Segment | Environment and Energy | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		57	64	138	151
Operating Segment | Environment and Energy | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		43,360	62,310	78,964	107,095
Operating Segment | Environment and Energy | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		158	200	368	538
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		752	652	1,416	1,288
Other revenues	[1]	134,053	137,676	287,170	264,582
Segment revenues /Total revenues		134,805	138,328	288,586	265,870
Operating Segment | Insurance | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		752	652	1,416	1,288
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,609	1,754	3,111	3,497
Other revenues	[1]	19,975	19,149	39,616	37,447
Segment revenues /Total revenues		21,584	20,903	42,727	40,944
Operating Segment | Banking and Credit | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		152	118	294	223
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,457	1,636	2,817	3,274
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,574	2,642	3,096	5,094
Other revenues	[1]	14,882	11,290	26,133	23,402
Segment revenues /Total revenues		16,456	13,932	29,229	28,496
Operating Segment | Aircraft and Ships | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		62	0	97	0
Operating Segment | Aircraft and Ships | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		14	17	28	34
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,498	2,625	2,971	5,060
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,572	6,454	11,770	15,209
Other revenues	[1]	38,153	37,896	76,319	64,723
Segment revenues /Total revenues		44,725	44,350	88,089	79,932
Operating Segment | ORIX USA | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		192	564	226	1,267
Operating Segment | ORIX USA | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5	10	5	9
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,810	4,607	8,697	10,226
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		355	510	459	914
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,210	763	2,383	2,793
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		52,336	48,609	101,332	98,414
Other revenues	[1]	142	(2,470)	2,727	(8,578)
Segment revenues /Total revenues		52,478	46,139	104,059	89,836
Operating Segment | ORIX Europe | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		52,424	48,586	101,374	98,373
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(88)	23	(42)	41
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,131	5,697	11,968	10,662
Other revenues	[1]	47,653	41,736	93,270	81,772
Segment revenues /Total revenues		53,784	47,433	105,238	92,434
Operating Segment | Asia and Australia | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		10	213	153	658
Operating Segment | Asia and Australia | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		12	0	23	0
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,769	4,679	11,158	8,935
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		340	805	634	1,069
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		239,874	289,127	471,380	552,123
Operating Segment | Japan | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,526	26,853	54,556	54,403
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		95,748	82,059	191,517	160,110
Operating Segment | Japan | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		76,185	119,478	152,277	232,251
Operating Segment | Japan | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		37,484	57,763	67,497	99,135
Operating Segment | Japan | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		752	652	1,416	1,288
Operating Segment | Japan | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,609	1,754	3,111	3,497
Operating Segment | Japan | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		570	568	1,006	1,439
Operating Segment | Japan | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Japan | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Japan | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,707	24,721	50,172	51,903
Operating Segment | The Americas | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,572	6,454	11,770	15,209
Operating Segment | The Americas | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,135	18,267	38,402	36,694
Operating Segment | The Americas | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		46,333	44,131	90,711	86,654
Operating Segment | Other Countries | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,997	6,018	13,723	10,617
Operating Segment | Other Countries | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,004	2,074	2,090	3,655
Operating Segment | Other Countries | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		32,201	30,342	62,930	61,720
Operating Segment | Other Countries | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 6,131	¥ 5,697	¥ 11,968	¥ 10,662

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.